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                           [DECHERT LLP LETTERHEAD]



                               April 26, 2006

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
1000 F Street, N.E.
Washington, D.C. 20549

     RE:  HARTFORD HLS SERIES FUND II, INC., FILE NOS. 33-3920, 811-4615

Dear Sir or Madam:

    Included herewith for filing on behalf of Hartford HLS Series Fund II, Inc. (the "Company"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy, including exhibits, of Post Effective Amendment No. 46 under the 1933 Act to the Company's Registration Statement on Form N 1A (the "Amendment"), marked to indicate the changes effected in the Registration Statement by the Amendment.

     This Amendment contains four prospectuses (two applicable to Class IA Shares and two applicable to Class IB Shares) and three statements of additional information (one applicable to Class IA and Class IB Shares, one applicable to Class IA Shares and one applicable to Class IB Shares), and is being filed in connection with the Company's annual update of its Registration Statement to update certain financial information and make other changes to the Company's disclosure documents.

     Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2006. No fees are required in connection with this filing.

     The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact me at (617) 728 7113 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

                                       Very truly yours,


                                       /s/ Brian J. Montana
                                       --------------------
                                       Brian J. Montana

cc:  John V. O'Hanlon, Esq.